Capital structure (Details 2) (Warrants, USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Series E convertible preferred stock | 2014
Warrants
Warrant shares			54,465
Exercise price (in dollars per share)			$ 7.26
Series F convertible preferred stock | 2017
Warrants
Warrant shares			50,000
Exercise price (in dollars per share)			$ 16.00
Series F-2 convertible preferred stock | 2019 and 2020
Warrants
Warrant shares			56,250
Exercise price (in dollars per share)			$ 16.00
Series 2 convertible preferred stock | 2014
Warrants
Warrant shares		24,712
Exercise price (in dollars per share)		$ 16.00
Series 2 convertible preferred stock | 2017
Warrants
Warrant shares		50,000
Exercise price (in dollars per share)		$ 16.00
Series 2 convertible preferred stock | 2019 and 2020
Warrants
Warrant shares		56,250
Exercise price (in dollars per share)		$ 16.00
Common stock | 2014
Warrants
Warrant shares	3,088
Exercise price (in dollars per share)	$ 128.00
Common stock | 2017
Warrants
Warrant shares	6,250
Exercise price (in dollars per share)	$ 128.00
Common stock | 2019 and 2020
Warrants
Warrant shares	7,030
Exercise price (in dollars per share)	$ 128.00
Common stock | 2013 and 2014
Warrants
Warrant shares	645	645	645
Exercise price (in dollars per share)	$ 2,520	$ 2,520	$ 2,520